1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

July 12, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Small-Cap Quality Value ETF, a series of Legg Mason ETF Investment Trust

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated July 11, 2017, for Legg Mason Small-Cap Quality Value ETF filed under Rule 497(c) with the Securities and Exchange Commission on July 10, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

Juliet Y. Mun, Willkie Farr & Gallagher LLP

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